Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation - The accompanying consolidated financial statements include the accounts of our wholly-owned or controlled subsidiaries. The Company uses a calendar year ended December 31. All significant intercompany balances and transactions are eliminated in consolidation.

Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to current year presentation.

Foreign Currency Transaction
Foreign Currency Translation - Our functional currency is the local currency. Accordingly, all assets and liabilities of our foreign subsidiaries are translated using exchange rates in effect at the end of the period and revenue and costs are translated using average exchange rates for the period. The related translation adjustments are reported in accumulated other comprehensive loss in stockholders’ equity. Translation gains and losses arising from transactions denominated in a currency other than the functional currency of the entity involved are included in the results of operations.

Cash	Cash - Cash consists of deposits with high credit-quality financial institutions.
Accounts Receivable
Accounts Receivable - Trade accounts receivable are stated at current value less allowances, which approximates fair value. We review our receivables on an ongoing basis to ensure that they are properly valued and collectible. This is accomplished through two contra-receivable accounts - returns and allowances and allowance for doubtful accounts.
Returns and allowances are used to record estimates of returns or other allowances resulting from quality, delivery, discounts or other issues affecting the value of receivables. This account is estimated based on historical experience, product sell-through performance by product and by customer, current and historical trends in the tableware industry and changes in demand for our products, with the offset to net sales. A returns reserve is accrued for the estimated sales value of the projected merchandise returns less the estimated related cost of sales. Our rebate allowances are estimated and deducted from revenue at the time that revenue is recognized.
The allowance for doubtful accounts is used to record the estimated risk of loss related to the customers’ inability to pay. This allowance is maintained at a level that we consider appropriate based on factors that affect collectability, such as the financial health of our customers, historical trends of charge-offs and recoveries and current economic market conditions. As we monitor our receivables, we identify customers that may have payment problems, and we adjust the allowance accordingly, with the offset to selling, general, and administrative expense. Account balances are charged off against the allowance when recovery is considered remote.

Concentration of Credit Risk
Concentrations of Credit Risk – Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. We sell products to various companies throughout the world in the ordinary course of business. We routinely assess the financial strength of our customers and maintain allowances for anticipated losses. The Company has one customer that accounted for approximately 15% and 14% of invoiced sales for the years ended December 31, 2013 and 2012, respectively. This customer made up approximately 10% and 23% of the outstanding trade receivables balance at December 31, 2013 and 2012, respectively. No other customer accounted for more than 10% of our net sales during these periods.

Inventories
Inventories – Manufactured or purchased inventories located at our Lancaster, Ohio, and Monaca, Pennsylvania, facilities are valued at the lower of cost or market on a first-in, first-out basis. Inventories at all other locations are valued at the lower of cost or market, as determined by the weighted-average cost method. Cost includes applicable material, labor, and overhead. Certain finished goods inventory is valued at standard cost that is periodically adjusted to approximate actual cost. Inventory quantities on-hand are regularly reviewed and, where necessary, provisions for excess and obsolete inventory are recorded based primarily on our estimated production requirements driven by expected market volumes. Excess and obsolete provisions may vary by product depending upon future potential use of the product.

Property, Plant and Equipment
Property, Plant and Equipment – Property, plant and equipment are stated at cost, net of accumulated depreciation. For financial reporting purposes, depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings and improvements	20 to 50 years
Machinery and equipment	3 to 20 years
Computer hardware and software	3 to 10 years
Tools and dies	3 to 8 years
Office furniture and fixtures	2 to 5 years
Vehicles	3 to 5 years

Expenditures for maintenance and repairs are charged to expense as incurred. Expenditures for major betterments and renewals that extend the useful lives of property, plant and equipment are capitalized and depreciated over the remaining useful lives of the asset. When assets are retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations. Leasehold improvements are amortized using the straight-line method over the estimated useful lives of the improvements or the term of the lease, whichever is shorter. Internal and external costs incurred to develop internal-use computer software during the application development stage are capitalized at cost. The capitalized costs include direct costs of material and services consumed in developing or obtaining internal use software, and payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use computer software project.
We review long-lived assets for recoverability whenever events or changes in circumstances indicate that carrying amounts of an asset group may not be recoverable. Our asset groups are established by determining the lowest level of cash flows available. If the estimated undiscounted cash flows are less than the carrying amounts of such assets, we recognize an impairment loss in an amount necessary to write-down the assets to fair value as estimated from expected future discounted cash flows. Estimating the fair value of these assets is judgmental in nature and involves the use of significant estimates and assumptions. We base our fair value estimates on assumptions we believe to be reasonable, but that are inherently uncertain.

Goodwill and Indefinite-lived Intangible Assets
Goodwill and Indefinite-lived Intangible Assets – Goodwill and indefinite-lived intangible assets are reviewed for impairment annually, utilizing the two-step approach, in the fourth fiscal quarter and whenever events or changes in circumstances indicate the carrying value may not be recoverable. The first step requires the determination of the fair value of the reporting unit compared to the book value of that reporting unit. If the book value exceeds the fair value, a second step impairment test is required to measure the amount of impairment.
Implied fair value of goodwill is determined by considering both the income and market approach. Determining the fair value of a reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions, and determination of appropriate market comparables. We base our fair value estimates on assumptions we believe to be reasonable but that are inherently uncertain.

Intangible Assets - Definite-Lived
Intangible Assets - Definite-Lived - We review definite-lived intangible assets for recoverability whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. If the estimated undiscounted cash flows are less than the carrying amount of such assets, we recognize an impairment loss in an amount necessary to write-down the assets to fair value as estimated from expected future discounted cash flows. Estimating the fair value of these assets is judgmental in nature and involves the use of significant estimates and assumptions. We base our fair value estimates on assumptions we believe to be reasonable, but that are inherently uncertain. Definite-lived intangible assets are amortized on a straight-line basis over the estimated life of the asset.

Derivatives Transactions
Derivatives Transactions - We account for derivatives in accordance with FASB ASC 815 Derivatives and Hedging (“ASC 815”). We utilize derivative financial instruments to hedge commodity price risks associated with natural gas requirements, and foreign exchange rate risks associated with the effects of foreign currency fluctuations. If the derivative is designed and qualifies as a cash flow hedge, the changes in fair value of the derivative instrument may be recorded in comprehensive income. The natural gas commodity price hedges qualify for hedge accounting since the hedges are highly effective, and we have designated and documented contemporaneously the hedging relationship involving these derivative instruments. Any hedges that do not qualify as highly effective or if the Company does not believe that forecasted transactions would occur, the changes in the fair value of the derivatives used as hedges would be reflected in earnings. Cash flows from foreign exchange contracts do not meet hedge requirements and are classified as an operating activity.

Fair Value of Financial Instruments
Fair Value of Financial Instruments – The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities.

•
Level 2 - Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

•	Level 3 - Significant unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
The amounts of the our financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, and our ABL facility approximate fair value because of their short-term maturities. The carrying amounts of our long term debt approximate fair value based on interest rates currently available for instruments with similar terms.

Self Insurance
Self-Insurance - We maintain self-insurance coverage for certain of our casualty insurance programs, such as workers’ compensation and general liability, and employee healthcare benefits. For our U.S. based employees, prior to July 7, 2013, Oneida was fully insured for its U.S. medical benefits while Anchor Hocking was self-insured. Beginning July 7, 2013, both companies joined into a new self-insured medical plan. In May 2011 Oneida terminated its self-insured status for workers’ compensation in New York State and was fully insured for claims incurred post-termination. Self-insurance liabilities are calculated based on claims filed and an estimate of claims incurred but not yet reported.

Employee Benefit Plans
Employee Benefit Plans - The actuarial determination of our obligations and expense for our sponsored pension and other post-retirement benefits is dependent on our selection of assumptions including the discount rate, expected long-term rate of return on plan assets, rates of compensation increase and health care cost trend rate. Significant differences between actual experience and significant changes in assumptions may materially affect pension and postretirement obligation expense.

Revenue Recognition
Revenue Recognition - Revenues consist of sales to customers and license fees. We recognize revenue when (1) delivery has occurred or services have been rendered, (2) persuasive evidence of an arrangement exists, (3) there is a fixed or determinable price, and (4) collectability is reasonably assured. Our products are generally shipped from our facilities to our customers, which is when legal title passes to the customer for substantially all of our revenues. Retail store revenues are recognized at the time of sale. Amounts charged to customers for shipping are recognized in revenues. We establish an allowance for merchandise returns and rebates based on historical experience, product sell-through performance by product and by customer, current and historical trends in the tableware industry and changes in demand for our products. A returns reserve is accrued for the estimated sales value of the projected merchandise returns less the estimated related cost of sales. Rebate allowances are estimated and deducted from revenue at the time that revenue is recognized.

Cost of Revenue and Expenses
Cost of Revenue and Expenses – Cost of Revenue includes product costs such as products purchased for resale, material costs such as raw materials and supplies, direct and indirect labor and overhead, and freight costs. Purchasing, receiving, and inspection costs are considered cost of sales. Cost of sales also includes license fees paid to owners of intellectual property used in our products, and royalty payments or commissions paid to secure product design rights.
Operating expenses are period costs and include selling, distribution, and administrative expense, restructuring expense, (gain) loss on disposal of fixed assets, and long-lived asset impairments. Selling, distribution, and administrative expense includes salaries, employee benefits, travel expenses, promotional expenses, operating supplies in distribution, transaction expenses, management fees, warehousing costs, and professional fees. Warehousing and other distribution network costs are included in selling, distribution and administrative expenses.

Advertising Costs
Advertising Costs - We expense advertising costs as incurred during the year. Through December 31, 2013, the Company maintained cooperative advertising agreements with major customers. These agreements grant a customer an allowance for advertising the Company’s products in their various catalogs, promotional materials, and retail inserts.
U.S. GAAP requires cash consideration given by a vendor to a customer to be shown as advertising expense when the vendor receives an identifiable benefit and the fair value of such benefit can be reasonably estimated. In addition, we advertise our products through the web, and record the expenses within selling, distribution, and administrative expenses in the consolidated statement of operations.

Freight Costs	Freight Costs – Freight costs charged to customers are classified as revenues.
Income Taxes
Income Taxes – We recognize deferred tax assets and liabilities for the expected future tax consequences of events that have been included in our financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax laws and rates. In assessing the realization of deferred tax assets, we consider whether it is more likely than not that some, or a portion, of the deferred tax assets will not be recognized. We provide a valuation allowance for deferred tax assets when it is more likely than not that a portion of such deferred tax assets will not be realized. We recognize tax positions initially in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and all relevant facts.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements – In March 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”. This ASU clarified that, when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. The cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The FASB also clarified that if a business combination is achieved in stages related to a previously held equity method investment (step-acquisition) that is a foreign entity, the amount of accumulated other comprehensive income that is reclassified and included in the calculation of gain or loss as of the acquisition date shall include any foreign currency translation adjustment related to that previously held investment. The amendments are effective prospectively for fiscal years beginning after December 15, 2013, with early adoption permitted. While we do not expect a material impact on our financial statements upon adoption, the effects on future periods will depend upon the nature and significance of future transactions subject to the amendments.
In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.” The ASU requires entities to disclose either in the notes or parenthetically on the face of the statement showing net income the impact to the affected net income line for items reclassified out of accumulated other comprehensive income (“AOCI”) and into net income in their entirety. Items not reclassified out of AOCI into net income in their entirety must be disclosed in the footnotes and not on the face of the financial statements. Items that may be reclassified out of AOCI and into net income include (1) unrealized gains or losses on available-for-sale securities; (2) deferred gains or losses on cash flow hedges; (3) cumulative translation adjustments on foreign operations; and (4) deferred items relating to pension and non-pension defined benefit postretirement plans. The provisions of this ASU are effective prospectively for public companies with fiscal years beginning after December 15, 2012, including interim periods. The adoption of this ASU did not have a material impact on our consolidated financial statements.
In July 2012, the FASB issued ASU No. 2012-02, “Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” The ASU is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment testing by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. As such, there is the possibility that quantitative assessments would not need to be performed if it is more likely than not that no impairment exists. The Company is required to adopt the provisions of ASU 2012-02, which is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this ASU did not have a material impact on our consolidated financial statements.
In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” This update defers the provisions within ASU 2011-05 requiring the presentation on the face of the financial statements of the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The deferral will allow the FASB further time to deliberate operational concerns expressed by constituents. ASU 2011-12 was effective concurrently with the adoption of ASU 2011-05.
In September 2011, FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other: Testing Goodwill for Impairment, which amends FASB Topic ASC 350, Intangible Assets-Goodwill and Other”. Under this ASU an entity may elect the option to assess qualitative factors to determine whether it is necessary to perform the first step in the two-step impairment testing process. ASU No. 2011-08 was effective on January 1, 2012. The adoption of ASU No. 2011-08 did not have a material impact on our consolidated financial statements.
In May 2011, FASB issued ASU No. 2011-04, “Amendment to Achieve Common Fair Value Measurement and Disclosure Requirements, in U.S. GAAP and International Financial Reporting Standards (IFRS), which amends FASB Topic ASC 820, Fair value measurement”. This ASU modifies the existing standard to include disclosure of all transfers between Level 1 and Level 2 asset and liability fair value categories. In addition, ASU No. 2011-04 provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. ASU No. 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. ASU No. 2011-04 was effective on January 1, 2012. The adoption of this ASU did not have a material impact on our consolidated financial statements.